RESOLUTION LIFE U.S. LEGAL
5770 POWERS FERRY ROAD, NW
ATLANTA, GA 30327

IAN MACLEOD
COUNSEL
PHONE:  (763) 342-9164  |  EMAIL:  IAN.MACLEOD@RESOLUTIONLIFE.US

Date:  June 4, 2024

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Voya Pension IRA File Nos. 033-75988* and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•	The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on May 1, 2024.

If you have any questions regarding this submission, please call the undersigned at (763) 342-9164.

Sincerely,

/s/ Ian Macleod
Ian Macleod

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 033-75972; 033-76024; and 033-89858.